Income taxes - Differences between income tax expense (benefit) in Puerto Rico (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amount
Adjustments in net deferred tax due to change in tax law	$ 0	$ 27,686	$ 168,358
Income tax expense	147,181	119,579	230,830
PUERTO RICO
Amount
Computed income tax at statutory rates	306,869	287,717	132,020
Net benefit of net tax exempt interest income	(145,597)	(97,199)	(76,815)
Deferred tax asset valuation allowance	16,992	27,336	20,882
Difference in tax rates due to multiple jurisdictions	(12,888)	(16,324)	(2,217)
Adjustments in net deferred tax due to change in tax law	(6,559)	27,686	168,358
Unrecognized tax benefits	0	(1,621)	(1,185)
State and local taxes	4,749	8,772	4,123
Other	(6,823)	(5,050)	(1,232)
Income tax expense	$ 147,181	$ 119,579	$ 230,830
% of pre-tax income
Computed income tax at statutory rates	37.50%	39.00%	39.00%
Net benefit of net tax exempt interest income	(18.00%)	(13.00%)	(23.00%)
Deferred tax asset valuation allowance	2.00%	4.00%	6.00%
Difference in tax rates due to multiple jurisdictions	(2.00%)	(3.00%)	(1.00%)
Adjustments in net deferred tax due to change in tax law	(1.00%)	4.00%	50.00%
Unrecognized tax benefits	0.00%	0.00%	0.00%
State and local taxes	1.00%	1.00%	1.00%
Others	(1.00%)	(1.00%)	0.00%
Income tax expense	17.50%	16.00%	68.00%
PUERTO RICO | Effect Of Income Subject To Preferential Tax Rate
Amount
Other	$ (9,562)	$ (111,738)	$ (13,104)
% of pre-tax income
Others	(1.00%)	(15.00%)	(4.00%)